Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001821424
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39738
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Guang Hua Road, No 2
Entity Address, Address Line Two	Tower D, Floor B1
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Business Contact
Document Information Line Items
Entity Address, Address Line One	Guang Hua Road, No 2
Entity Address, Address Line Two	Tower D, Floor B1
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Contact Personnel Name	Mr. Zirui Wang
City Area Code	+8610
Local Phone Number	65067789
Contact Personnel Email Address	weisf@ucommune.com
Class A ordinary shares, US$0.024 par value per share
Document Information Line Items
Trading Symbol	UK
Title of 12(b) Security	Class A ordinary shares, US$0.024 par value per share
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Document Information Line Items
Trading Symbol	UKOMW
Title of 12(b) Security	Warrants* to purchase Class A ordinary shares
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	587,579
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	39,387